LEASES - Schedule of Components of Lease Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Operating lease costs	$ 13	$ 11	$ 11
Amortization of right-of-use assets	1	1	1
Interest on lease liabilities	1	1	1
Total finance lease cost	2	2	2
Total lease cost	15	13	13
Short-term lease costs	1	2	2
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	13	12	11
Operating cash flows from finance leases	1	1	1
Finance cash flows from finance leases	2	1	1
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	24	10	3
Finance leases	0	0	0
First Energy [Member]
Lessee, Lease, Description [Line Items]
Operating lease costs	113	91	79
Amortization of right-of-use assets	3	4	8
Interest on lease liabilities	2	2	5
Total finance lease cost	5	6	13
Total lease cost	118	97	92
Short-term lease costs	45	35	27
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	71	60	54
Operating cash flows from finance leases	2	2	3
Finance cash flows from finance leases	2	2	8
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	104	69	13
Finance leases	0	0	0
Vehicles | First Energy [Member]
Lessee, Lease, Description [Line Items]
Operating lease costs	106	82	60
Amortization of right-of-use assets	0	1	4
Interest on lease liabilities	0	0	0
Total finance lease cost	0	1	4
Total lease cost	106	83	64
Buildings | First Energy [Member]
Lessee, Lease, Description [Line Items]
Operating lease costs	2	3	5
Amortization of right-of-use assets	1	1	2
Interest on lease liabilities	2	2	5
Total finance lease cost	3	3	7
Total lease cost	5	6	12
Other | First Energy [Member]
Lessee, Lease, Description [Line Items]
Operating lease costs	5	6	14
Amortization of right-of-use assets	2	2	2
Interest on lease liabilities	0	0	0
Total finance lease cost	2	2	2
Total lease cost	$ 7	$ 8	$ 16